United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Six months ended 04/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	24.5%
Industrials	15.0%
Information Technology	14.8%
Consumer Discretionary	11.7%
Health Care	8.2%
Materials	7.2%
Utilities	5.5%
Consumer Staples	4.0%
Energy	3.6%
Telecommunication Services	0.2%
Securities Lending Collateral[2]	3.8%
Cash Equivalents[3]	5.1%
Derivative Contracts[4]	0.2%
Other Assets and Liabilities—Net[5]	(3.8)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—94.7%[1]
		Consumer Discretionary—11.7%
32,500	[2]	AMC Networks, Inc.	$2,119,975
35,665		Aaron's, Inc.	934,780
36,236	[3]	Abercrombie & Fitch Co., Class A	968,588
88,858		American Eagle Outfitters, Inc.	1,271,558
96,618	[2]	Ascena Retail Group, Inc.	851,205
35,931		Big Lots, Inc.	1,647,796
39,659		Brinker International, Inc.	1,837,005
49,284		Brunswick Corp.	2,367,110
10,058	[2]	Buffalo Wild Wings, Inc.	1,344,352
39,151		CST Brands, Inc.	1,478,733
17,765	[2]	Cabela's, Inc. Class A	926,445
1,482		Cable One, Inc.	680,179
29,321		CalAtlantic Group, Inc.	949,121
27,427		Carter's, Inc.	2,925,638
23,107		Cheesecake Factory, Inc.	1,178,688
104,347		Chicos Fas, Inc.	1,315,816
59,741		Cinemark Holdings, Inc.	2,070,026
10,416	[3]	Cracker Barrel Old Country Store, Inc.	1,525,007
86,150		Dana Holding Corp.	1,113,919
17,152	[2]	Deckers Outdoor Corp.	991,557
33,100		DeVry Education Group, Inc.	574,285
50,302		Dick's Sporting Goods, Inc.	2,330,995
30,197		Domino's Pizza, Inc.	3,650,213
37,609	[2]	Dreamworks Animation SKG, Inc.	1,501,351
50,216		Dunkin' Brands Group, Inc.	2,335,044
31,368	[2]	Fossil Group, Inc.	1,270,404
56,921	[3]	GameStop Corp.	1,867,009
159,251		Gentex Corp.	2,554,386
2,385		Graham Holdings, Co.	1,136,548
56,578		Guess ?, Inc.	1,038,206
9,901		HSN, Inc.	525,050
12,403		International Speedway Corp., Class A	415,376
19,684		Jack in the Box, Inc.	1,329,654
51,027		KB HOME	692,436
85,892	[2]	Kate Spade & Co.	2,210,001
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
165,749	[2]	LKQ Corp.	$5,312,255
79,607	[2]	Live Nation Entertainment, Inc.	1,709,958
5,028		M.D.C. Holdings, Inc.	123,739
21,154		Meredith Corp.	1,085,412
20,113	[2]	Murphy USA, Inc.	1,154,888
2,035	[2]	NVR, Inc.	3,380,725
64,446		New York Times Co., Class A	826,198
214,854	[2]	Office Depot, Inc.	1,263,341
12,151	[2]	Panera Bread Co.	2,606,268
165,631	[2]	Penney (J.C.) Co., Inc.	1,537,056
33,645		Polaris Industries, Inc.	3,293,173
21,964		Pool Corp.	1,919,873
20,357	[2]	Restoration Hardware Holdings, Inc.	880,847
109,619		Service Corp. International	2,923,539
70,373	[2]	Skechers USA, Inc., Class A	2,325,828
33,118		Sothebys Holdings, Inc., Class A	902,134
86,186	[2]	TRI Pointe Group, Inc.	999,758
33,761	[2]	Tempur Sealy International, Inc.	2,048,280
80,191		The Wendy's Co.	870,874
24,806		Thor Industries, Inc.	1,588,080
31,003	[3]	Time, Inc.	455,744
87,279	[2]	Toll Brothers, Inc.	2,382,717
28,929		Tupperware Brands Corp.	1,679,907
25,618	[2]	Vista Outdoor, Inc.	1,229,152
34,818		Wiley (John) & Sons, Inc., Class A	1,726,625
46,483		Williams-Sonoma, Inc.	2,732,271
		TOTAL	98,887,098
		Consumer Staples—4.0%
255,502		Avon Products, Inc.	1,203,414
20,871		Casey's General Stores, Inc.	2,337,552
70,220		Dean Foods Co.	1,209,891
32,856	[2]	Edgewell Personal Care Co.	2,696,492
34,440		Energizer Holdings, Inc.	1,497,796
106,070		Flowers Foods, Inc.	2,032,301
46,426	[2]	Hain Celestial Group, Inc.	1,943,392
38,563		Ingredion, Inc.	4,438,216
6,882		Lancaster Colony Corp.	801,753
40,572	[2]	Post Holdings, Inc.	2,914,692
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
149,356	[2]	SUPERVALU, Inc.	$751,261
45,012		Snyders-Lance, Inc.	1,439,034
78,537	[2]	Sprouts Farmers Market, Inc.	2,204,533
5,146	[2,3]	The Boston Beer Co., Inc., Class A	803,188
7,483	[3]	Tootsie Roll Industries, Inc.	266,694
30,269	[2]	TreeHouse Foods, Inc.	2,675,780
29,148	[2]	United Natural Foods, Inc.	1,039,709
96,987	[2]	WhiteWave Foods Company, Class A	3,899,847
		TOTAL	34,155,545
		Energy—3.6%
98,789		CONSOL Energy, Inc.	1,486,775
290,578		Denbury Resources, Inc.	1,121,631
20,157	[2]	Dril-Quip, Inc.	1,306,577
54,466		Energen Corp.	2,314,260
151,291		Ensco PLC	1,809,440
53,361	[2]	Gulfport Energy Corp.	1,670,199
94,374		HollyFrontier Corp.	3,359,714
156,929		Nabors Industries Ltd.	1,537,904
166,180	[3]	Noble Corp. PLC	1,866,201
52,993		Oceaneering International, Inc.	1,942,194
27,648	[2]	Oil States International, Inc.	957,727
77,529		Patterson-UTI Energy, Inc.	1,531,198
108,172		QEP Resources, Inc.	1,939,524
66,786		Rowan Companies PLC	1,256,245
24,624	[3]	SM Energy Co.	767,284
111,570		Superior Energy Services, Inc.	1,881,070
137,215	[2,3]	WPX Energy, Inc.	1,325,497
36,058		Western Refining, Inc.	964,912
38,712		World Fuel Services Corp.	1,809,012
		TOTAL	30,847,364
		Financials—24.5%
25,138		Alexander and Baldwin, Inc.	961,277
40,887		Alexandria Real Estate Equities, Inc.	3,800,447
7,613	[2]	Alleghany Corp.	3,968,505
70,641		American Campus Communities, Inc.	3,161,185
37,578		American Finl Group, Inc., Ohio	2,597,016
41,814		Aspen Insurance Holdings Ltd.	1,938,079
77,240		Associated Banc Corp.	1,408,858
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
27,139		Bancorpsouth, Inc.	$637,495
22,335		Bank of Hawaii Corp.	1,527,937
35,073	[3]	Bank of the Ozarks, Inc.	1,448,515
51,985		Berkley, W. R. Corp.	2,911,160
61,321		Brown & Brown	2,152,980
44,701		CBOE Holdings, Inc.	2,769,674
96,039		CNO Financial Group, Inc.	1,764,236
47,542		Camden Property Trust	3,838,066
61,033		Care Capital Properties, Inc.	1,627,750
39,082		Cathay Bancorp, Inc.	1,192,783
43,555		Commerce Bancshares, Inc.	2,039,245
66,186		Communications Sales & Leasing, Inc.	1,537,501
54,595		Corporate Office Properties Trust	1,402,000
51,401		Corrections Corp. of America	1,563,618
22,732		Cullen Frost Bankers, Inc.	1,454,621
47,958		DCT Industrial Trust, Inc.	1,936,064
89,767	[3]	Douglas Emmett, Inc.	2,912,939
170,522		Duke Realty Corp.	3,729,316
28,360	[3]	EPR Properties	1,868,357
80,623		East West Bancorp, Inc.	3,022,556
64,991		Eaton Vance Corp.	2,244,139
27,387		Endurance Specialty Holdings Ltd.	1,752,220
48,089		Equity One, Inc.	1,360,919
22,859		Everest Re Group Ltd.	4,226,629
108,026		FNB Corp.	1,428,104
25,101		FactSet Research Systems	3,783,976
52,861	[4]	Federated Investors, Inc.	1,670,408
59,133		First American Financial Corp.	2,129,971
160,358	[3]	First Horizon National Corp.	2,257,841
59,987		First Industrial Realty Trust	1,376,102
186,776		First Niagara Financial Group, Inc.	1,972,354
86,570		FirstMerit Corp.	1,918,391
88,662		Fulton Financial Corp.	1,240,381
98,312		Gallagher (Arthur J.) & Co.	4,526,284
406,753	[2]	Genworth Financial, Inc., Class A	1,395,163
44,691		Hancock Holding Co.	1,160,625
22,908		Hanover Insurance Group, Inc.	1,964,590
56,301		Healthcare Realty Trust, Inc.	1,704,794
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
53,057		Highwoods Properties, Inc.	$2,479,354
98,118		Hospitality Properties Trust	2,510,840
46,321		International Bancshares Corp.	1,213,147
83,297		Janus Capital Group, Inc.	1,216,136
25,064		Jones Lang LaSalle, Inc.	2,886,621
28,897		Kemper Corp.	894,651
51,578		Kilroy Realty Corp.	3,342,770
45,504	[3]	Lamar Advertising Co., Class A	2,823,068
64,662		LaSalle Hotel Properties	1,545,422
82,138		Liberty Property Trust	2,866,616
54,145		MSCI Inc., Class A	4,111,771
66,103	[3]	Mack-Cali Realty Corp.	1,689,593
19,950		Marketaxess Holdings, Inc.	2,449,062
20,456		Mercury General Corp.	1,082,122
40,321		Mid-American Apartment Communities, Inc.	3,859,123
76,942	[3]	National Retail Properties, Inc.	3,366,982
239,188		New York Community Bancorp, Inc.	3,594,996
131,227		Old Republic International Corp.	2,426,387
78,747		Omega Healthcare Investors	2,659,286
64,571		PacWest Bancorp	2,581,549
28,154		Post Properties, Inc.	1,614,913
8,784		Potlatch Corp.	309,372
17,218		Primerica, Inc.	853,324
42,268		PrivateBancorp, Inc.	1,758,771
37,536		Prosperity Bancshares, Inc.	1,980,775
71,475		Raymond James Financial, Inc.	3,728,851
49,674		Rayonier, Inc.	1,225,954
53,079		Regency Centers Corp	3,911,922
39,700		Reinsurance Group of America, Inc.	3,780,234
22,819		RenaissanceRe Holdings Ltd.	2,530,855
76,895		SEI Investments Co.	3,697,112
168,332	[2,3]	SLM Holding Corp.	1,139,608
134,005		Senior Housing Properties Trust	2,355,808
31,879	[2]	Signature Bank	4,393,883
20,979	[3]	Sovran Self Storage, Inc.	2,228,389
24,611	[2,3]	Stifel Financial Corp.	809,948
28,357	[2]	SVB Financial Group	2,957,068
82,716		Synovus Financial Corp.	2,577,430
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
125,498		TCF Financial Corp.	$1,711,793
53,885		Tanger Factory Outlet Centers, Inc.	1,890,286
38,540		Taubman Centers, Inc.	2,676,603
33,376		Trustmark Corp.	818,046
121,637		Umpqua Holdings Corp.	1,925,514
47,205		Urban Edge Properties	1,224,498
79,649		Valley National Bancorp	753,479
143,863		WP Glimcher, Inc.	1,509,123
47,658		Waddell & Reed Financial, Inc., Class A	969,364
48,252		Washington Federal, Inc.	1,172,041
49,707		Webster Financial Corp. Waterbury	1,821,264
62,296		Weingarten Realty Investors	2,299,968
66,108	[3]	WisdomTree Investments, Inc.	719,916
		TOTAL	208,230,679
		Health Care—8.2%
21,138	[2]	Abiomed, Inc.	2,053,345
28,379	[2]	Akorn, Inc.	722,246
39,486	[2]	Align Technology, Inc.	2,850,494
135,415	[2,3]	Allscripts Healthcare Solutions, Inc.	1,814,561
29,591	[2]	Amsurg Corp.	2,396,279
10,876	[2]	Bio Rad Laboratories, Inc., Class A	1,542,761
21,125		Bio-Techne Corp.	1,968,428
55,733	[2]	Catalent, Inc.	1,645,796
31,116	[2]	Charles River Laboratories International, Inc.	2,466,565
40,026	[2]	Community Health Systems, Inc.	763,696
26,927	[3]	Cooper Cos., Inc.	4,121,985
26,553	[2]	Halyard Health, Inc.	747,733
31,772		Hill-Rom Holdings, Inc.	1,536,176
43,501	[2]	IDEXX Laboratories, Inc.	3,669,309
29,707	[2]	LifePoint Health, Inc.	2,007,005
24,055	[2]	Livanova PLC	1,268,420
52,411	[2]	MEDNAX, Inc.	3,736,380
14,897	[2]	Mettler Toledo International, Inc.	5,332,381
28,583	[2]	Molina Healthcare, Inc.	1,479,456
32,138		Owens & Minor, Inc.	1,169,502
29,133	[2]	Parexel International Corp.	1,780,026
28,680	[2]	Prestige Brands Holdings, Inc.	1,628,450
77,753		ResMed, Inc.	4,338,618
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
40,780	[3]	STERIS PLC	$2,881,923
22,137		Teleflex, Inc.	3,448,502
53,555	[2,3]	Tenet Healthcare Corp.	1,697,158
25,395	[2]	United Therapeutics Corp.	2,671,554
44,831	[2]	VCA, Inc.	2,823,008
23,993	[2,3]	Wellcare Health Plans, Inc.	2,159,130
39,077		West Pharmaceutical Services, Inc.	2,782,282
		TOTAL	69,503,169
		Industrials—15.0%
95,872	[2]	AECOM	3,114,881
37,127		AGCO Corp.	1,985,181
22,084		Acuity Brands, Inc. Holding Company	5,386,067
68,317		Alaska Air Group, Inc.	4,811,566
57,342		B/E Aerospace, Inc.	2,788,541
19,085		CEB, Inc.	1,177,354
25,590		CLARCOR, Inc.	1,503,924
39,083		Carlisle Cos., Inc.	3,982,558
27,104	[2]	Clean Harbors, Inc.	1,338,938
53,862	[2]	Copart, Inc.	2,307,448
28,449		Crane Co.	1,580,911
24,507		Curtiss Wright Corp.	1,876,746
26,955		Deluxe Corp.	1,692,235
69,467		Donaldson Co., Inc.	2,270,182
118,618		Donnelley (R.R.) & Sons Co.	2,063,953
22,170	[2]	Esterline Technologies Corp.	1,522,192
34,099	[2]	FTI Consulting, Inc.	1,374,190
87,368		Fortune Brands Home & Security, Inc.	4,841,061
14,547		GATX Corp.	668,289
32,294	[2]	Genesee & Wyoming, Inc., Class A	2,102,662
25,273		Graco, Inc.	1,981,150
12,483		Granite Construction, Inc.	556,617
26,202		HNI Corp.	1,145,551
29,511	[2]	Hubbell, Inc.	3,121,083
25,958		Huntington Ingalls Industries, Inc.	3,757,940
40,395	[3]	IDEX Corp.	3,308,351
46,630		ITT Corp.	1,789,193
174,990	[2]	Jet Blue Airways Corp.	3,463,052
73,008		Joy Global, Inc.	1,555,070
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
76,898		KBR, Inc.	$1,196,533
28,816	[2]	KLX, Inc.	971,676
60,481		Kennametal, Inc.	1,414,046
29,931	[2,3]	Kirby Corp.	1,910,196
23,839		Landstar System, Inc.	1,562,646
21,771		Lennox International, Inc.	2,937,996
34,721		Lincoln Electric Holdings	2,175,965
8,864		MSA Safety, Inc.	426,270
25,734		MSC Industrial Direct Co.	1,994,385
39,227		Manpower Group, Inc.	3,021,656
32,358		Miller Herman, Inc.	976,241
79,912	[2]	NOW, Inc.	1,443,211
28,985		Nordson Corp.	2,224,019
38,610	[2]	Old Dominion Freight Lines, Inc.	2,550,191
32,104	[2]	Orbital ATK, Inc.	2,793,048
29,701		OshKosh Truck Corp.	1,450,894
30,979		Regal Beloit Corp.	1,995,667
36,857		Rollins, Inc.	990,348
40,159	[3]	Smith (A.O.) Corp.	3,101,078
19,434	[2]	Teledyne Technologies, Inc.	1,806,390
59,416		Terex Corp.	1,419,448
50,054		Timken Co.	1,783,424
28,737		Toro Co.	2,484,314
62,406		Trinity Industries, Inc.	1,217,541
14,326		Triumph Group, Inc.	518,315
13,063		Valmont Industries, Inc.	1,833,784
50,912		Wabtec Corp.	4,222,132
72,773		Waste Connections, Inc.	4,896,167
13,425		Watsco, Inc.	1,805,260
9,608		Werner Enterprises, Inc.	243,467
22,749		Woodward, Inc.	1,233,223
		TOTAL	127,666,417
		Information Technology—14.8%
34,030	[2,3]	3D Systems Corp.	601,991
66,183	[2]	ACI Worldwide, Inc.	1,322,998
41,183	[2]	Acxiom Corp.	904,790
359,278	[2,3]	Advanced Micro Devices, Inc.	1,275,437
52,615	[2]	Ansys, Inc.	4,775,864
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
101,222	[2]	Arris International PLC	$2,304,825
49,610	[2]	Arrow Electronics, Inc.	3,080,781
71,261		Avnet, Inc.	2,930,252
23,726		Belden, Inc.	1,498,060
57,805		Broadridge Financial Solutions	3,459,051
75,881		CDK Global, Inc.	3,609,659
71,678	[2]	CIENA Corp.	1,206,341
162,980	[2]	Cadence Design Systems, Inc.	3,779,506
47,458	[3]	Cognex Corp.	1,686,183
22,975	[2]	Commvault Systems, Inc.	1,005,616
74,560	[3]	Computer Sciences Corp.	2,470,173
26,124	[2]	Comscore, Inc.	799,917
49,649		Convergys Corp.	1,315,698
59,928	[2]	CoreLogic, Inc.	2,126,245
56,252	[2,3]	Cree, Inc.	1,378,736
125,152		Cypress Semiconductor Corp.	1,130,123
13,577		DST Systems, Inc.	1,638,472
20,883		Diebold, Inc.	548,596
26,904		FEI Co.	2,394,994
16,409		Fair Isaac & Co., Inc.	1,751,004
61,988	[2]	Fairchild Semiconductor International, Inc., Class A	1,239,760
93,280	[2]	Fortinet, Inc.	3,032,533
44,250	[2]	Gartner Group, Inc., Class A	3,857,272
42,018		Henry Jack & Associates, Inc.	3,404,719
19,967	[2]	IPG Photonics Corp.	1,730,540
91,885		Ingram Micro, Inc., Class A	3,211,381
73,917	[2]	Integrated Device Technology, Inc.	1,425,120
18,711		InterDigital, Inc.	1,066,153
76,449		Intersil Holding Corp.	893,689
24,571		j2 Global, Inc.	1,560,750
83,504	[3]	Jabil Circuit, Inc.	1,449,629
93,783	[2]	Keysight Technologies, Inc.	2,445,861
50,687	[2,3]	Knowles Corp.	677,685
36,118		Leidos Holdings, Inc.	1,791,814
23,055		Lexmark International, Inc.	889,923
39,741	[2]	Manhattan Associates, Inc.	2,405,920
27,450		Maximus, Inc.	1,452,105
56,298		Mentor Graphics Corp.	1,123,708
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
61,306	[2]	Microsemi Corp.	$2,071,530
81,897	[2]	NCR Corp.	2,382,384
56,663		National Instruments Corp.	1,562,199
57,275	[2]	NetScout Systems, Inc.	1,274,941
43,737	[2,3]	Neustar, Inc., Class A	1,027,382
62,476	[2]	PTC, Inc.	2,277,875
28,924		Plantronics, Inc.	1,112,128
74,853	[2]	Polycom, Inc.	894,493
63,802	[2]	Rackspace Hosting, Inc.	1,459,152
23,301		Science Applications International Corp.	1,237,050
21,924	[2]	Silicon Laboratories, Inc.	1,026,043
24,843	[2]	Synaptics, Inc.	1,777,517
15,036	[3]	Synnex Corp.	1,241,523
91,060	[2]	Synopsys, Inc.	4,327,171
18,131	[2]	Tech Data Corp.	1,245,418
130,575		Teradyne, Inc.	2,469,173
13,488	[2]	The Ultimate Sortware Group, Inc.	2,651,606
136,440	[2,3]	Trimble Navigation Ltd.	3,267,738
14,715	[2]	Tyler Technologies, Inc.	2,154,423
61,143	[2]	Verifone Systems, Inc.	1,740,130
77,817		Vishay Intertechnology, Inc.	946,255
25,997	[2]	WEX, Inc.	2,456,457
20,350	[2]	WebMd Health Corp.	1,276,759
22,373	[2]	Zebra Technologies Co., Class A	1,399,655
		TOTAL	125,932,876
		Materials—7.2%
54,781		Albemarle Corp.	3,624,311
36,388		Allegheny Technologies, Inc.	594,580
33,218		Aptargroup, Inc.	2,524,568
35,215		Ashland, Inc.	3,929,994
51,796		Bemis Co., Inc.	2,599,123
42,200		Cabot Corp.	2,058,938
25,154		Carpenter Technology Corp.	890,703
86,676	[3]	Commercial Metals Corp.	1,553,234
13,055		Compass Minerals International, Inc.	978,603
36,238		Domtar Corp.	1,400,236
28,068		Eagle Materials, Inc.	2,080,400
15,178		Greif, Inc., Class A	526,677
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
52,953	[2]	Louisiana-Pacific Corp.	$900,201
20,440		Minerals Technologies, Inc.	1,224,356
5,628		Newmarket Corp.	2,285,306
94,809		Olin Corp.	2,065,888
52,765		Packaging Corp. of America	3,423,393
49,170		Polyone Corp.	1,769,137
74,185		RPM International, Inc.	3,748,568
44,864		Reliance Steel & Aluminum Co.	3,318,590
27,731		Royal Gold, Inc.	1,736,515
25,092		Scotts Co.	1,776,012
24,319		Sensient Technologies Corp.	1,635,453
21,234		Silgan Holdings, Inc.	1,077,413
56,661		Sonoco Products Co.	2,656,834
150,652		Steel Dynamics, Inc.	3,797,937
58,502	[3]	United States Steel Corp.	1,117,973
40,558		Valspar Corp.	4,327,133
35,912		Worthington Industries, Inc.	1,355,678
		TOTAL	60,977,754
		Telecommunication Services—0.2%
50,482		Telephone and Data System, Inc.	1,492,753
		Utilities—5.5%
56,343		Alliant Energy Corp.	3,973,308
84,058		Aqua America, Inc.	2,661,276
54,525		Atmos Energy Corp.	3,955,789
21,170		Black Hills Corp.	1,282,690
83,507		Great Plains Energy, Inc.	2,607,924
61,170		Hawaiian Electric Industries, Inc.	1,999,647
26,801		Idacorp, Inc.	1,949,237
106,640		MDU Resources Group, Inc.	2,139,198
47,560		National Fuel Gas Co.	2,639,580
44,572		New Jersey Resources Corp.	1,590,329
122,960		OGE Energy Corp.	3,638,386
27,569	[3]	ONE Gas, Inc.	1,611,959
31,577		PNM Resources, Inc.	1,000,359
92,165		Questar Corp.	2,310,577
71,765	[2]	Talen Energy Corp.	836,780
103,700		UGI Corp.	4,172,888
43,515		Vectren Corp.	2,125,708
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
26,050		WGL Holdings, Inc.	$1,768,535
76,824		Westar Energy, Inc.	3,964,887
		TOTAL	46,229,057
		TOTAL COMMON STOCKS (IDENTIFIED COST $526,353,434)	803,922,712
		INVESTMENT COMPANIES—8.9%[4]
32,512,452	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[5]	32,512,452
43,139,122		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[5]	43,139,122
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	75,651,574
		TOTAL INVESTMENTS—103.6% (IDENTIFIED COST $602,005,008)[7]	879,574,286
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[8]	(30,797,312)
		TOTAL NET ASSETS—100%	$848,776,974
At April 30, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	307	$44,769,810	June 2016	$1,333,235
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $44,769,810 at April 30, 2016, which represents 5.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
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13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,			Period Ended 10/31/2012[1]
		2015	2014	2013
Net Asset Value, Beginning of Period	$27.25	$29.32	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.14	0.32	0.32	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	0.27	0.57	2.76	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.89	3.08	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.31)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(3.17)	(2.63)	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(3.34)	(2.96)	(1.09)	(2.17)	(0.18)
Net Asset Value, End of Period	$24.32	$27.25	$29.32	$27.33	$22.40
Total Return[3]	1.84%	3.17%	11.61%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.29%	0.29%	0.29%[4]
Net investment income	1.24%[4]	1.15%	1.14%	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.11%	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,708	$153,751	$138,394	$105,147	$37,696
Portfolio turnover	16%	36%	37%	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.26	$29.33	$27.35	$22.41	$21.19	$20.17
Income From Investment Operations:
Net investment income	0.12	0.25	0.25	0.26[1]	0.19	0.15
Net realized and unrealized gain on investments and futures contracts	0.27	0.57	2.75	6.79	2.16	1.45
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.82	3.00	7.05	2.35	1.60
Less Distributions:
Distributions from net investment income	(0.15)	(0.26)	(0.24)	(0.26)	(0.19)	(0.15)
Distributions from net realized gain on investments and futures contracts	(3.17)	(2.63)	(0.78)	(1.85)	(0.94)	(0.43)
TOTAL DISTRIBUTIONS	(3.32)	(2.89)	(1.02)	(2.11)	(1.13)	(0.58)
Net Asset Value, End of Period	$24.33	$27.26	$29.33	$27.35	$22.41	$21.19
Total Return[2]	1.72%	2.91%	11.29%	33.18%	11.59%	7.95%
Ratios to Average Net Assets:
Net expenses	0.55%[3]	0.55%	0.54%	0.54%	0.54%	0.54%
Net investment income	1.03%[3]	0.91%	0.89%	1.05%	0.88%	0.69%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.11%	0.17%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$686,069	$763,853	$902,685	$902,823	$923,634	$926,540
Portfolio turnover	16%	36%	27%	27%	18%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $31,193,080 of securities loaned and $77,321,982 of investment in affiliated holdings (Note 5) (identified cost $602,005,008)		$879,574,286
Restricted cash (Note 2)		1,872,700
Income receivable		370,626
Receivable for investments sold		58,621
Receivable for shares sold		824,892
TOTAL ASSETS		882,701,125
Liabilities:
Payable for investments purchased	$213,045
Payable for shares redeemed	834,887
Payable for daily variation margin on futures contracts	85,987
Payable for collateral due to broker for securities lending	32,512,452
Payable to adviser (Note 5)	9,533
Payable for other service fees (Notes 2 and 5)	137,739
Accrued expenses (Note 5)	130,508
TOTAL LIABILITIES		33,924,151
Net assets for 34,890,669 shares outstanding		$848,776,974
Net Assets Consist of:
Paid-in capital		$534,877,032
Net unrealized appreciation of investments and futures contracts		278,902,513
Accumulated net realized gain on investments and futures contracts		35,367,788
Distributions in excess of net investment income		(370,359)
TOTAL NET ASSETS		$848,776,974
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($162,708,267 ÷ 6,691,169 shares outstanding), no par value, unlimited shares authorized		$24.32
Offering price per share		$24.32
Redemption proceeds per share		$24.32
Service Shares:
Net asset value per share ($686,068,707 ÷ 28,199,500 shares outstanding), no par value, unlimited shares authorized		$24.33
Offering price per share		$24.33
Redemption proceeds per share		$24.33
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $116,396 received from affiliated holdings (Note 5))		$6,425,813
Interest income on securities loaned		114,040
TOTAL INCOME		6,539,853
Expenses:
Management fee (Note 5)	$1,248,167
Custodian fees	29,860
Transfer agent fee	276,831
Directors'/Trustees' fees (Note 5)	5,355
Auditing fees	12,332
Legal fees	19,842
Portfolio accounting fees	64,093
Other service fees (Notes 2 and 5)	826,064
Share registration costs	20,129
Printing and postage	22,385
Miscellaneous (Note 5)	13,101
TOTAL EXPENSES	2,538,159
Waiver/reimbursement of management fee (Note 5)	(443,541)
Net expenses		2,094,618
Net investment income		4,445,235
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $23,487 on sales of investments in an affiliated holding (Note 5))		41,726,821
Net realized gain on futures contracts		336,733
Net change in unrealized appreciation of investments		(36,120,684)
Net change in unrealized appreciation of futures contracts		715,348
Net realized and unrealized gain on investments and futures contracts		6,658,218
Change in net assets resulting from operations		$11,103,453
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,445,235	$9,630,287
Net realized gain on investments and futures contracts	42,063,554	105,139,877
Net change in unrealized appreciation/depreciation of investments and futures contracts	(35,405,336)	(80,917,780)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,103,453	33,852,384
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,107,089)	(1,751,185)
Service Shares	(4,344,333)	(8,332,812)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(17,617,106)	(12,441,780)
Service Shares	(87,462,546)	(79,674,343)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,531,074)	(102,200,120)
Share Transactions:
Proceeds from sale of shares	90,066,739	220,901,058
Net asset value of shares issued to shareholders in payment of distributions declared	108,032,505	100,143,054
Cost of shares redeemed	(167,498,731)	(376,171,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,600,513	(55,127,394)
Change in net assets	(68,827,108)	(123,475,130)
Net Assets:
Beginning of period	917,604,082	1,041,079,212
End of period (including undistributed (distributions in excess of) net investment income of $(370,359) and $635,828, respectively)	$848,776,974	$917,604,082
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
22

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $443,541 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$826,064
For the six months ended April 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
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Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $33,195,617. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$31,193,080	$32,512,452
Semi-Annual Shareholder Report
24

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(1,333,235)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$336,733

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$715,348
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,557,052	$35,526,395	2,088,148	$57,535,767
Shares issued to shareholders in payment of distributions declared	773,159	18,441,710	513,673	13,996,077
Shares redeemed	(1,281,319)	(29,663,881)	(1,680,231)	(46,429,410)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,048,892	$24,304,224	921,590	$25,102,434
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25

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,320,492	$54,540,344	5,849,698	$163,365,291
Shares issued to shareholders in payment of distributions declared	3,754,567	89,590,795	3,161,697	86,146,977
Shares redeemed	(5,893,560)	(137,834,850)	(11,772,058)	(329,742,096)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	181,499	$6,296,289	(2,760,663)	$(80,229,828)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,230,391	$30,600,513	(1,839,073)	$(55,127,394)
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $602,005,008. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $277,569,278. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $300,257,404 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,688,126.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Manager voluntarily waived $422,171 of its fee.
Other Service Fee
For the six months ended April 30, 2016, FSSC received $4,952 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $252,582.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Manager reimbursed $21,370. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Investors, Inc.	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	55,838	15,468,967	26,998,518	42,523,323
Purchases/Additions	—	106,955,160	132,670,762	239,625,922
Sales/Reductions	(2,977)	(89,911,675)	(116,530,158)	(206,444,810)
Balance of Shares Held 4/30/2016	52,861	32,512,452	43,139,122	75,704,435
Value	$1,670,408	$32,512,452	$43,139,122	77,321,982
Dividend Income	$27,175	$40,058	$49,163	$116,396
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$130,296,216
Sales	$217,513,310
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,018.40	$1.51
Service Shares	$1,000	$1,017.20	$2.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.37	$1.51
Service Shares	$1,000	$1,022.13	$2.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Service Shares	0.55%
Semi-Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2015
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
3042108 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	19.1%
Financials	15.6%
Health Care	14.1%
Consumer Discretionary	12.5%
Industrials	9.9%
Consumer Staples	9.9%
Energy	7.0%
Utilities	3.3%
Materials	2.9%
Telecommunication Services	2.6%
Derivative Contracts[2]	0.1%
Securities Lending Collateral[3]	2.9%
Cash Equivalents[4]	5.9%
Other Assets and Liabilities—Net[5]	(5.8)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%[1]
		Consumer Discretionary—12.5%
1,736		Advance Auto Parts, Inc.	$270,990
10,366	[2]	Amazon.com, Inc.	6,837,310
1,158	[2]	AutoNation, Inc.	58,653
766	[2]	AutoZone, Inc.	586,166
3,770	[2]	Bed Bath & Beyond, Inc.	178,019
7,027		Best Buy Co., Inc.	225,426
6,026		Block (H&R), Inc.	121,966
5,322		BorgWarner, Inc.	191,166
11,586		CBS Corp., Class B	647,773
12,684		Cablevision Systems Corp., Class A	423,519
398	[2]	CarMax, Inc.	21,074
12,556		Carnival Corp.	615,872
677	[2]	Chipotle Mexican Grill, Inc.	284,997
7,264		Coach, Inc.	292,521
63,491		Comcast Corp., Class A	3,857,713
16,097	[3]	D. R. Horton, Inc.	483,876
2,557		Darden Restaurants, Inc.	159,173
7,415		Delphi Automotive PLC	545,966
3,083	[2,3]	Discovery Communications, Inc., Class A	84,197
6,137	[2]	Discovery Communications, Inc., Class C	164,349
4,778		Dollar General Corp.	391,366
5,619	[2,3]	Dollar Tree, Inc.	447,890
1,000		Expedia, Inc.	115,770
3,540	[3]	Foot Locker, Inc.	217,498
103,545		Ford Motor Co.	1,404,070
4,748	[3]	Gap (The), Inc.	110,059
3,719		Garmin Ltd.	158,541
29,070		General Motors Co.	924,426
4,321	[3]	Genuine Parts Co.	414,686
6,831	[3]	Goodyear Tire & Rubber Co.	197,894
2,263		Hanesbrands, Inc.	65,695
5,303		Harley Davidson, Inc.	253,642
1,765		Harman International Industries, Inc.	135,481
3,326		Hasbro, Inc.	281,513
32,928		Home Depot, Inc.	4,408,730
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
10,128		Interpublic Group Cos., Inc.	$232,336
17,899		Johnson Controls, Inc.	741,019
3,945		Kohl's Corp.	174,763
3,926		L Brands, Inc.	307,367
4,452		Leggett and Platt, Inc.	219,439
24,216		Lowe's Cos., Inc.	1,840,900
7,109		Macy's, Inc.	281,445
4,378	[3]	Marriott International, Inc., Class A	306,854
8,754	[3]	Mattel, Inc.	272,162
21,388		McDonald's Corp.	2,705,368
8,663	[2,3]	Michael Kors Holdings Ltd.	447,531
1,734	[2]	Mohawk Industries, Inc.	334,020
8,740	[2,3]	NetFlix, Inc.	786,862
10,711	[2,3]	Newell Brands, Inc.	487,779
1,031		News Corp.	13,362
7,956		News Corp., Class A	98,814
35,535	[3]	Nike, Inc., Class B	2,094,433
2,523	[3]	Nordstrom, Inc.	129,001
3,362	[2,3]	O'Reilly Automotive, Inc.	883,130
9,027		Omnicom Group, Inc.	748,970
4,683		PVH Corp.	447,695
1,167		Ralph Lauren Corp.	108,776
14,360		Ross Stores, Inc.	815,361
4,462	[3]	Royal Caribbean Cruises, Ltd.	345,359
1,744		Scripps Networks Interactive	108,738
1,677		Signet Jewelers Ltd.	182,055
15,394		Staples, Inc.	157,019
41,964		Starbucks Corp.	2,359,636
4,803		Starwood Hotels & Resorts	393,270
17,858		TJX Cos., Inc.	1,353,994
15,848		Target Corp.	1,259,916
1,268	[2]	The Priceline Group, Inc.	1,703,761
6,145		Tiffany & Co.	438,446
7,223		Time Warner Cable, Inc.	1,532,071
20,539		Time Warner, Inc.	1,543,300
865		Tractor Supply Co.	81,881
2,780	[2,3]	TripAdvisor, Inc.	179,560
28,054		Twenty-First Century Fox, Inc.	848,914
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
11,471		Twenty-First Century Fox, Inc., Class B	$345,507
1,642	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	341,996
1,928	[2]	Under Armour, Inc., Class A	84,716
1,928	[2]	Under Armour, Inc., Class C	78,662
9,242	[2]	Urban Outfitters, Inc.	280,217
9,447		V.F. Corp.	595,633
8,134		Viacom, Inc., Class B - New	332,681
36,405		Walt Disney Co.	3,759,180
2,026		Whirlpool Corp.	352,808
2,321	[3]	Wyndham Worldwide Corp.	164,675
13,448		Yum! Brands, Inc.	1,069,923
		TOTAL	59,949,292
		Consumer Staples—9.9%
51,223		Altria Group, Inc.	3,212,194
15,022		Archer-Daniels-Midland Co.	599,979
3,061		Brown-Forman Corp., Class B	294,836
28,779		CVS Health Corp.	2,892,290
3,925	[3]	Campbell Soup Co.	242,212
3,843	[3]	Church and Dwight, Inc.	356,246
3,469		Clorox Co.	434,423
5,719		Coca-Cola Enterprises, Inc.	300,133
22,983		Colgate-Palmolive Co.	1,629,954
10,145		ConAgra Foods, Inc.	452,061
4,508		Constellation Brands, Inc., Class A	703,518
9,850		Costco Wholesale Corp.	1,459,081
5,331	[3]	Dr. Pepper Snapple Group, Inc.	484,641
6,084		Estee Lauder Cos., Inc., Class A	583,273
15,311		General Mills, Inc.	939,177
5,928	[3]	Hormel Foods Corp.	228,524
6,173		Hershey Foods Corp.	574,768
9,316		Kimberly-Clark Corp.	1,166,270
9,502		Kellogg Co.	729,849
12,394		Kraft Heinz Co./The	967,600
24,207		Kroger Co.	856,686
2,496	[3]	McCormick & Co., Inc.	234,075
4,249		Mead Johnson Nutrition Co.	370,300
2,313		Molson Coors Brewing Co., Class B	221,192
41,206		Mondelez International, Inc.	1,770,210
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
2,188	[2]	Monster Beverage Corp.	$315,553
40,416		Philip Morris International, Inc.	3,965,618
37,722		PepsiCo, Inc.	3,883,857
68,953		Procter & Gamble Co.	5,524,514
16,825		Reynolds American, Inc.	834,520
4,851	[3]	Smucker (J.M.) Co.	615,980
13,386	[3]	Sysco Corp.	616,693
101,480		The Coca-Cola Co.	4,546,304
10,968		Tyson Foods, Inc., Class A	721,914
41,137		Wal-Mart Stores, Inc.	2,750,831
22,366		Walgreens Boots Alliance, Inc.	1,773,177
7,679	[3]	Whole Foods Market, Inc.	223,305
		TOTAL	47,475,758
		Energy—7.0%
8,458		Anadarko Petroleum Corp.	446,244
8,981		Apache Corp.	488,566
11,497		Baker Hughes, Inc.	555,995
49,032	[3]	Chevron Corp.	5,010,090
32,258		ConocoPhillips	1,541,610
21,883		Cabot Oil & Gas Corp., Class A	512,062
3,770	[2]	Chesapeake Energy Corp.	25,900
4,781	[3]	Cimarex Energy Co.	520,555
561		Columbia Pipeline Group, Inc.	14,373
1,146	[2,3]	Concho Resources, Inc.	133,131
19,984		Devon Energy Corp.	693,045
11,177		Diamond Offshore Drilling, Inc.	271,154
14,123		EOG Resources, Inc.	1,166,842
3,862		EQT Corp.	270,726
107,630	[3]	Exxon Mobil Corp.	9,514,492
14,156	[2]	FMC Technologies, Inc.	431,617
22,281		Halliburton Co.	920,428
2,610		Helmerich & Payne, Inc.	172,573
2,519		Hess Corp.	150,183
47,020		Kinder Morgan, Inc.	835,075
5,332		Marathon Oil Corp.	75,128
12,861		Marathon Petroleum Corp.	502,608
3,558		Murphy Oil Corp.	127,163
9,976		National Oilwell Varco, Inc.	359,535
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
11,907	[2,3]	Newfield Exploration Co.	$431,629
10,263		Noble Energy, Inc.	370,597
4,574	[3]	ONEOK, Inc.	165,350
20,345		Occidental Petroleum Corp.	1,559,444
9,512		Phillips 66	781,030
4,027	[3]	Pioneer Natural Resources, Inc.	668,885
3,010		Range Resources Corp.	132,771
32,681		Schlumberger Ltd.	2,625,592
28,234	[2]	Southwestern Energy Co.	379,183
9,893	[3]	Spectra Energy Corp.	309,354
2,628		Tesoro Petroleum Corp.	209,425
28,400	[3]	Transocean Ltd.	314,672
12,094		Valero Energy Corp.	711,974
16,347		Williams Companies, Inc.	316,968
		TOTAL	33,715,969
		Financials—15.6%
1,105	[2]	Affiliated Managers Group	188,204
14,446	[3]	Aflac, Inc.	996,341
10,437		Allstate Corp.	678,927
21,415	[3]	American Express Co.	1,401,183
30,239		American International Group, Inc.	1,687,941
11,381		American Tower Corp.	1,193,639
6,812		Ameriprise Financial, Inc.	653,271
7,414		Aon PLC	779,360
4,532		Apartment Investment & Management Co., Class A	181,552
1,086		Assurant, Inc.	91,843
3,776		Avalonbay Communities, Inc.	667,559
21,467		BB&T Corp.	759,503
262,840		Bank of America Corp.	3,826,950
48,634	[2]	Berkshire Hathaway, Inc., Class B	7,075,274
3,389		Blackrock, Inc.	1,207,602
2,156		Boston Properties, Inc.	277,822
6,970	[2]	CBRE Group, Inc.	206,521
9,989		Chubb Ltd.	1,177,304
9,180		CME Group, Inc.	843,734
13,718		Capital One Financial Corp.	993,046
4,455		Cincinnati Financial Corp.	294,075
76,139		Citigroup, Inc.	3,523,713
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
12,550		Citizens Financial Group, Inc.	$286,768
3,329		Comerica, Inc.	147,808
9,140		Crown Castle International Corp.	794,083
11,245		Discover Financial Services	632,756
6,513	[2]	E*Trade Financial Corp.	163,997
1,053		Equinix, Inc.	347,859
10,031		Equity Residential Properties Trust	682,810
1,796		Essex Property Trust, Inc.	395,928
2,948	[3]	Extra Space Storage, Inc.	250,433
2,085	[3]	Federal Realty Investment Trust	317,087
18,810		Fifth Third Bancorp	344,411
10,151		Franklin Resources, Inc.	379,038
16,368		General Growth Properties, Inc.	458,795
11,627		Goldman Sachs Group, Inc.	1,908,107
18,965		HCP, Inc.	641,586
10,401	[3]	Hartford Financial Services Group, Inc.	461,596
33,084	[3]	Host Hotels & Resorts, Inc.	523,389
5,039		Iron Mountain, Inc.	184,075
2,095		Intercontinental Exchange, Inc.	502,863
10,714		Invesco Ltd.	332,241
98,545		JPMorgan Chase & Co.	6,228,044
17,770		KeyCorp	218,393
2,778		Kimco Realty Corp.	78,117
9,449		Legg Mason, Inc.	303,407
5,690		Leucadia National Corp.	94,909
5,091		Lincoln National Corp.	221,204
12,820	[3]	Loews Corp.	508,698
4,502		M & T Bank Corp.	532,677
27,981		MetLife, Inc.	1,261,943
430		Macerich Co. (The)	32,714
9,611		Marsh & McLennan Cos., Inc.	606,935
4,496	[3]	Moody's Corp.	430,357
39,107		Morgan Stanley	1,058,235
2,834		NASDAQ, Inc.	174,886
28,038		Navient Corp.	383,280
6,254		Northern Trust Corp.	444,534
13,460		PNC Financial Services Group	1,181,519
12,631		Principal Financial Group	539,091
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
21,719		Progressive Corp. Ohio	$708,039
14,599		ProLogis, Inc.	662,941
11,388		Prudential Financial	884,164
3,968		Public Storage	971,406
6,491		Realty Income Corp.	384,267
31,966		Regions Financial Corp.	299,841
4,453	[2,3]	S&P Global, Inc.	475,803
2,292	[3]	SL Green Realty Corp.	240,843
22,703		Schwab (Charles) Corp.	644,992
8,202		Simon Property Group, Inc.	1,649,996
6,321		State Street Corp.	393,798
19,280		SunTrust Banks, Inc.	804,747
21,051	[2]	Synchrony Financial	643,529
7,026	[3]	T. Rowe Price Group, Inc.	528,988
28,589		The Bank of New York Mellon Corp.	1,150,421
8,002		The Travelers Cos, Inc.	879,420
2,255		Torchmark Corp.	130,542
43,237		U.S. Bancorp	1,845,788
12,905		UDR, Inc.	450,643
4,733		Unum Group	161,916
9,201	[3]	Ventas, Inc.	571,566
2,131		Vornado Realty Trust	204,001
114,519		Wells Fargo & Co.	5,723,660
9,659		Welltower, Inc.	670,528
27,976		Weyerhaeuser Co.	898,589
1,715	[2,3]	Willis Towers Watson PLC	214,204
1,210		XL Group PLC	39,603
3,441	[3]	Zions Bancorp	94,696
		TOTAL	75,088,868
		Health Care—14.1%
19,471		Amgen, Inc.	3,082,259
32,300		Abbott Laboratories	1,256,470
40,719		AbbVie, Inc.	2,483,859
9,294	[3]	Aetna, Inc.	1,043,437
9,281		Agilent Technologies, Inc.	379,779
5,607	[2]	Alexion Pharmaceuticals, Inc.	780,943
10,032	[2]	Allergan PLC	2,172,530
7,702	[3]	AmerisourceBergen Corp.	655,440
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
6,822		Anthem, Inc.	$960,333
3,085		Bard (C.R.), Inc.	654,544
11,853		Baxalta, Inc.	497,233
12,973	[3]	Baxter International, Inc.	573,666
7,013		Becton, Dickinson & Co.	1,130,916
5,561	[2]	Biogen, Inc.	1,529,219
21,985	[2]	Boston Scientific Corp.	481,911
43,043		Bristol-Myers Squibb Co.	3,106,844
6,532		CIGNA Corp.	904,943
8,436		Cardinal Health, Inc.	661,889
19,815	[2]	Celgene Corp.	2,049,069
4,379	[2]	Centene Corp.	271,323
7,507	[2]	Cerner Corp.	421,443
3,627	[2]	DaVita HealthCare Partners, Inc.	268,035
9,990	[2]	Dentsply Sirona, Inc.	595,404
3,324	[2]	Edwards Lifesciences Corp.	353,042
4,023	[2]	Endo International PLC	108,621
17,192	[2]	Express Scripts Holding Co.	1,267,566
37,806		Gilead Sciences, Inc.	3,334,867
7,627	[2]	HCA Holdings, Inc.	614,889
1,836	[2]	Henry Schein, Inc.	309,733
6,362	[2]	Hologic, Inc.	213,700
2,569	[3]	Humana, Inc.	454,893
2,233	[2]	Illumina, Inc.	301,433
1,371	[2]	Intuitive Surgical, Inc.	858,740
71,583		Johnson & Johnson	8,023,023
4,663	[2]	Laboratory Corp. of America Holdings	584,367
25,015		Lilly (Eli) & Co.	1,889,383
72,047		Merck & Co., Inc.	3,951,057
6,453	[2]	Mallinckrodt PLC	403,442
5,724		McKesson Corp.	960,602
36,175		Medtronic PLC	2,863,251
9,594	[2]	Mylan NV	400,166
157,177		Pfizer, Inc.	5,141,260
1,866		PerkinElmer, Inc.	94,084
2,028		Perrigo Co. PLC	196,047
3,173	[3]	Quest Diagnostics, Inc.	238,514
2,640	[2]	Regeneron Pharmaceuticals, Inc.	994,514
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
6,744		St. Jude Medical, Inc.	$513,893
5,860	[3]	Stryker Corp.	638,799
8,561	[3]	Thermo Fisher Scientific, Inc.	1,234,924
24,854		UnitedHealth Group, Inc.	3,272,775
2,132		Universal Health Services, Inc., Class B	285,006
1,865	[2,3]	Varian Medical Systems, Inc.	151,401
9,249	[2]	Vertex Pharmaceuticals, Inc.	780,061
1,826	[2]	Waters Corp.	237,672
4,172		Zimmer Biomet Holdings, Inc.	482,992
10,641	[3]	Zoetis, Inc.	500,446
		TOTAL	67,616,652
		Industrials—9.9%
15,882		3M Co.	2,658,329
6,992		AMETEK, Inc.	336,245
6,039	[3]	Allegion PLC	395,253
15,319		American Airlines Group, Inc.	531,416
16,189	[3]	Boeing Co.	2,182,277
3,524	[3]	C.H. Robinson Worldwide, Inc.	250,098
24,460		CSX Corp.	667,024
15,374	[3]	Caterpillar, Inc.	1,194,867
4,072	[3]	Cummins, Inc.	476,546
15,906		Danaher Corp.	1,538,905
4,965		Deere & Co.	417,606
20,184		Delta Air Lines, Inc.	841,067
4,152		Dover Corp.	272,786
3,175		Dun & Bradstreet Corp.	350,552
12,008		Eaton Corp PLC	759,746
12,396		Emerson Electric Co.	677,193
3,189		Equifax, Inc.	383,477
4,802	[3]	Expeditors International Washington, Inc.	238,227
7,326		Fastenal Co.	342,784
6,516		FedEx Corp.	1,075,857
7,766		Fluor Corp.	424,490
233,200		General Electric Co.	7,170,900
5,834		General Dynamics Corp.	819,794
20,251		Honeywell International, Inc.	2,314,082
5,011		Hunt (J.B.) Transportation Services, Inc.	415,312
10,719		Illinois Tool Works, Inc.	1,120,350
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
6,572		Ingersoll-Rand PLC	$430,729
2,115	[2]	Jacobs Engineering Group, Inc.	94,287
5,422	[3]	Kansas City Southern Industries, Inc.	513,735
3,950	[3]	L-3 Communications Holdings, Inc.	519,544
6,984		Lockheed Martin Corp.	1,622,942
7,275		Masco Corp.	223,415
9,294		Nielsen Holdings PLC	484,589
7,611		Norfolk Southern Corp.	685,827
4,906		Northrop Grumman Corp.	1,011,912
9,162		PACCAR, Inc.	539,733
3,430		Parker-Hannifin Corp.	397,949
4,386	[3]	Pentair PLC	254,739
2,897		Pitney Bowes, Inc.	60,750
14,299	[2]	Quanta Services, Inc.	339,172
7,903		Raytheon Co.	998,544
7,091		Republic Services, Inc.	333,773
2,959		Robert Half International, Inc.	113,359
3,386		Rockwell Automation, Inc.	384,209
871	[3]	Rockwell Collins	76,813
2,862		Roper Technologies, Inc.	503,970
29		Snap-On, Inc.	4,619
16,664		Southwest Airlines Co.	743,381
1,675		Stanley Black & Decker, Inc.	187,466
2,051	[2]	Stericycle, Inc.	195,994
13,547		Textron, Inc.	523,998
9,822		The ADT Corp.	412,328
4,700		Tyco International PLC	181,044
19,067		Union Pacific Corp.	1,663,214
9,179	[2]	United Continental Holdings, Inc.	420,490
17,953	[3]	United Parcel Service, Inc.	1,886,322
5,963	[2]	United Rentals, Inc.	399,104
20,522		United Technologies Corp.	2,141,881
4,143	[2]	Verisk Analytics, Inc.	321,414
1,667		W. W. Grainger, Inc.	390,945
11,467		Waste Management, Inc.	674,145
4,783		Xylem, Inc.	199,834
		TOTAL	47,791,353
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—19.1%
16,614		Accenture PLC	$1,876,053
11,734		Activision Blizzard, Inc.	404,471
12,816	[2]	Adobe Systems, Inc.	1,207,524
4,014	[2]	Akamai Technologies, Inc.	204,674
2,643	[2]	Alliance Data Systems Corp.	537,348
7,695	[2]	Alphabet, Inc., Class A	5,447,137
7,818	[2]	Alphabet, Inc., Class C	5,417,952
8,746		Amphenol Corp., Class A	488,289
8,735		Analog Devices, Inc.	491,955
143,297		Apple, Inc.	13,432,661
29,445		Applied Materials, Inc.	602,739
5,440	[2]	Autodesk, Inc.	325,421
9,216	[3]	Automatic Data Processing, Inc.	815,063
9,470		Broadcom Ltd.	1,380,252
7,958		CA, Inc.	236,034
131,387		Cisco Systems, Inc.	3,611,829
17,258		Corning, Inc.	322,207
3,717	[2,3]	Citrix Systems, Inc.	304,199
15,933	[2]	Cognizant Technology Solutions Corp.	930,009
50,688		EMC Corp. Mass	1,323,464
27,513	[2]	eBay, Inc.	672,143
7,712	[2]	Electronic Arts, Inc.	476,987
5,611	[2]	FIserv, Inc.	548,307
1,659	[2]	F5 Networks, Inc.	173,780
59,092	[2]	Facebook, Inc.	6,948,037
7,425		Fidelity National Information Services, Inc.	488,565
3,971		Global Payments, Inc.	286,627
43,900	[2]	HP, Inc.	538,653
3,317		Harris Corp.	265,393
57,622		Hewlett Packard Enterprise Co.	959,983
123,249		Intel Corp.	3,731,980
22,852	[3]	International Business Machines Corp.	3,335,021
4,349		Intuit, Inc.	438,771
8,649	[3]	Juniper Networks, Inc.	202,387
7,248		KLA-Tencor Corp.	506,925
4,111	[3]	Lam Research Corp.	314,080
7,215		Linear Technology Corp.	320,923
204,696		Microsoft Corp.	10,208,189
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
25,787		Mastercard, Inc., Class A	$2,501,081
5,472		Microchip Technology, Inc.	265,884
24,377	[2]	Micron Technology, Inc.	262,053
4,720		Motorola Solutions, Inc.	354,897
20,164		NVIDIA Corp.	716,427
6,808		NetApp, Inc.	160,941
82,380		Oracle Corp.	3,283,667
4,057		Paychex, Inc.	211,451
28,104	[2]	PayPal Holdings, Inc.	1,101,115
3,203	[2]	Qorvo, Inc.	144,231
38,825		Qualcomm, Inc.	1,961,439
7,861	[2]	Red Hat, Inc.	576,762
16,119		Symantec Corp.	268,301
19,414	[2]	Salesforce.com, Inc.	1,471,581
5,026	[2]	Sandisk Corp.	377,603
6,900		Seagate Technology	150,213
4,779		Skyworks Solutions, Inc.	319,333
5,762		TE Connectivity Ltd.	342,724
12,095	[2]	Teradata Corporation	306,003
21,873		Texas Instruments, Inc.	1,247,636
3,467		Total System Services, Inc.	177,302
2,018	[2,3]	Verisign, Inc.	174,355
50,113	[3]	Visa, Inc., Class A Shares	3,870,728
10,985		Western Digital Corp.	448,902
10,530		Western Union Co.	210,600
3,129		Xerox Corp.	30,038
6,871		Xilinx, Inc.	296,003
15,774	[2]	Yahoo, Inc.	577,328
		TOTAL	91,584,630
		Materials—2.9%
6,631		Air Products & Chemicals, Inc.	967,397
1,671		Airgas, Inc.	238,017
10,846	[3]	Alcoa, Inc.	121,150
2,063		Avery Dennison Corp.	149,794
4,256		Ball Corp.	303,793
23,188		Du Pont (E.I.) de Nemours & Co.	1,528,321
24,347		Dow Chemical Co.	1,280,896
4,434	[3]	Eastman Chemical Co.	338,669
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
7,295		Ecolab, Inc.	$838,779
29,449	[2,3]	Freeport-McMoRan, Inc.	412,286
2,465	[3]	International Flavors & Fragrances, Inc.	294,493
9,492		International Paper Co.	410,719
8,767		LyondellBasell Industries NV, Class A	724,768
1,545	[3]	Martin Marietta Materials	261,460
11,848		Monsanto Co.	1,109,921
1,417		Mosaic Co./The	39,662
14,322		Newmont Mining Corp.	500,840
13,112		Nucor Corp.	652,715
1,328	[2]	Owens-Illinois, Inc.	24,515
7,298		PPG Industries, Inc.	805,626
7,750		Praxair, Inc.	910,315
9,905		Sealed Air Corp.	469,101
2,067		Sherwin-Williams Co.	593,870
3,509		Vulcan Materials Co.	377,674
12,365		WestRock Co.	517,475
		TOTAL	13,872,256
		Telecommunication Services—2.6%
159,790		AT&T, Inc.	6,203,048
13,336	[3]	CenturyLink, Inc.	412,749
22,851		Frontier Communications Corp.	127,052
7,528	[2]	Level 3 Communications, Inc.	393,413
105,905		Verizon Communications	5,394,801
		TOTAL	12,531,063
		Utilities—3.3%
6,632		AGL Resources, Inc.	436,783
5,524		Ameren Corp.	265,152
13,363		American Electric Power Co., Inc.	848,550
4,609		American Water Works Co., Inc.	335,351
6,050		CMS Energy Corp.	246,114
8,919	[3]	CenterPoint Energy, Inc.	191,312
8,178	[3]	Consolidated Edison Co.	610,079
2,066		DTE Energy Co.	184,205
15,994		Dominion Resources, Inc.	1,143,091
18,324		Duke Energy Corp.	1,443,565
11,618		Edison International	821,509
4,436		Entergy Corp.	333,498
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
7,387		EverSource Energy	$416,922
23,514		Exelon Corp.	825,106
17,262		FirstEnergy Corp.	562,569
13,815		NextEra Energy, Inc.	1,624,368
24,540		NRG Energy, Inc.	370,554
18,070		NiSource, Inc.	410,370
8,824		PG & E Corp.	513,557
11,276		PPL Corp.	424,429
2,530		Pinnacle West Capital Corp.	183,804
8,082		Public Service Enterprises Group, Inc.	372,823
3,460		SCANA Corp.	237,667
6,526		Sempra Energy	674,462
24,441	[3]	Southern Co.	1,224,494
4,409		TECO Energy, Inc.	122,438
4,267	[3]	WEC Energy Group, Inc.	248,382
13,928	[3]	Xcel Energy, Inc.	557,538
		TOTAL	15,628,692
		TOTAL COMMON STOCKS (IDENTIFIED COST $162,448,160)	465,254,533
		INVESTMENT COMPANIES—8.8%[4]
14,113,517		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[5]	14,113,517
28,466,465	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[5]	28,466,465
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	42,579,982
		TOTAL INVESTMENTS—105.7% (IDENTIFIED COST $205,028,142)[7]	507,834,515
		OTHER ASSETS AND LIABILITIES - NET—(5.7)%[8]	(27,532,207)
		TOTAL NET ASSETS—100%	$480,302,308
At April 30, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2S&P 500 E-Mini Index Long Futures	20	$2,059,100	June 2016	$(5,516)
2S&P 500 Index Long Futures	25	$12,869,375	June 2016	$337,294
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$331,778
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,928,475 at April 30, 2016, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounted to $205,160,605.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.06	$17.27	$16.34	$14.17	$12.83	$12.69
Income From Investment Operations:
Net investment income	0.06	0.11	0.09	0.11[1]	0.09	0.08[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.51	2.29	3.29	1.60	0.77
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.62	2.38	3.40	1.69	0.85
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.09)	(0.11)	(0.09)	(0.08)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.91)	(1.83)	(1.45)	(1.23)	(0.35)	(0.71)
Net Asset Value, End of Period	$14.11	$16.06	$17.27	$16.34	$14.17	$12.83
Total Return[2]	(0.16)%	3.71%	15.74%	26.19%	13.43%	6.87%
Ratios to Average Net Assets:
Net expenses	1.42%[3]	1.42%	1.42%	1.43%	1.43%	1.43%
Net investment income	0.81%[3]	0.61%	0.56%	0.73%	0.72%	0.59%
Expense waiver/reimbursement[4]	0.11%[3]	0.04%	0.04%	0.04%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,943	$40,273	$38,684	$37,078	$30,445	$29,402
Portfolio turnover	16%	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.19	$17.39	$16.45	$14.26	$12.90	$12.76
Income From Investment Operations:
Net investment income	0.08	0.16	0.13	0.16[1]	0.15	0.12[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	0.52	2.31	3.31	1.61	0.77
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.68	2.44	3.47	1.76	0.89
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.14)	(0.16)	(0.14)	(0.12)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.93)	(1.88)	(1.50)	(1.28)	(0.40)	(0.75)
Net Asset Value, End of Period	$14.25	$16.19	$17.39	$16.45	$14.26	$12.90
Total Return[2]	0.06%	4.05%	16.05%	26.59%	13.89%	7.18%
Ratios to Average Net Assets:
Net expenses	1.10%[3]	1.10%	1.10%	1.07%	1.10%	1.10%
Net investment income	1.12%[3]	0.93%	0.87%	1.09%	1.03%	0.91%
Expense waiver/reimbursement[4]	0.11%[3]	0.06%	0.04%	0.04%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,246	$45,190	$43,501	$47,403	$40,047	$32,474
Portfolio turnover	16%	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.31	$17.50	$16.54	$14.33	$12.96	$12.82
Income From Investment Operations:
Net investment income	0.14	0.27	0.27	0.27[1]	0.25	0.22[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.54	2.31	3.33	1.62	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.81	2.58	3.60	1.87	0.99
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.26)	(0.27)	(0.24)	(0.22)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.98)	(2.00)	(1.62)	(1.39)	(0.50)	(0.85)
Net Asset Value, End of Period	$14.36	$16.31	$17.50	$16.54	$14.33	$12.96
Total Return[2]	0.36%	4.87%	16.94%	27.51%	14.74%	7.96%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.87%[3]	1.68%	1.62%	1.80%	1.80%	1.67%
Expense waiver/reimbursement[4]	0.09%[3]	0.07%	0.07%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,246	$257,742	$266,292	$252,517	$198,656	$187,164
Portfolio turnover	16%	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.20	$17.40	$16.45	$14.26	$12.90	$12.77
Income From Investment Operations:
Net investment income	0.11	0.21	0.22	0.23[1]	0.20	0.18[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.54	2.30	3.30	1.62	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.75	2.52	3.53	1.82	0.94
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.21)	(0.22)	(0.20)	(0.18)
Distributions from net realized gain on investments and futures contracts	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.96)	(1.95)	(1.57)	(1.34)	(0.46)	(0.81)
Net Asset Value, End of Period	$14.25	$16.20	$17.40	$16.45	$14.26	$12.90
Total Return[2]	0.21%	4.52%	16.62%	27.11%	14.38%	7.59%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.57%[3]	1.38%	1.32%	1.53%	1.50%	1.35%
Expense waiver/reimbursement[4]	0.37%[3]	0.35%	0.35%	0.36%	0.39%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$188,868	$218,171	$270,634	$251,893	$259,304	$287,432
Portfolio turnover	16%	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $26,804,264 of securities loaned and $42,579,982 of investment in affiliated holdings (Note 5) (identified cost $205,028,142)		$507,834,515
Cash		1,600
Restricted cash (Note 2)		652,500
Income receivable		491,417
Receivable for investments sold		52,613
Receivable for shares sold		301,916
TOTAL ASSETS		509,334,561
Liabilities:
Payable for shares redeemed	$212,301
Payable for daily variation margin on futures contracts	88,380
Payable for collateral due to broker for securities lending	28,466,465
Payable to adviser (Note 5)	6,589
Payable for distribution services fee (Note 5)	48,661
Payable for other service fees (Notes 2 and 5)	57,016
Accrued expenses (Note 5)	152,841
TOTAL LIABILITIES		29,032,253
Net assets for 33,610,896 shares outstanding		$480,302,308
Net Assets Consist of:
Paid-in capital		$137,948,521
Net unrealized appreciation of investments and futures contracts		303,138,151
Accumulated net realized gain on investments and futures contracts		39,029,123
Undistributed net investment income		186,513
TOTAL NET ASSETS		$480,302,308
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($35,943,421 ÷ 2,547,147 shares outstanding), no par value, unlimited shares authorized	$14.11
Offering price per share	$14.11
Redemption proceeds per share (99.00/100 of $14.11)	$13.97
Class R Shares:
Net asset value per share ($42,245,708 ÷ 2,965,219 shares outstanding), no par value, unlimited shares authorized	$14.25
Offering price per share	$14.25
Redemption proceeds per share	$14.25
Institutional Shares:
Net asset value per share ($213,245,604 ÷ 14,849,186 shares outstanding), no par value, unlimited shares authorized	$14.36
Offering price per share	$14.36
Redemption proceeds per share	$14.36
Service Shares:
Net asset value per share ($188,867,575 ÷ 13,249,344 shares outstanding), no par value, unlimited shares authorized	$14.25
Offering price per share	$14.25
Redemption proceeds per share	$14.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $48,891 received from affiliated holdings (Note 5))			$5,443,559
Interest income on securities loaned			18,555
TOTAL INCOME			5,462,114
Expenses:
Management fee (Note 5)		$732,859
Custodian fees		28,709
Transfer agent fee (Note 2)		261,848
Directors'/Trustees' fees (Note 5)		4,003
Auditing fees		12,332
Legal fees		19,794
Portfolio accounting fees		64,992
Distribution services fee (Note 5)		532,450
Other service fees (Notes 2 and 5)		284,718
Share registration costs		28,585
Printing and postage		19,018
Miscellaneous (Note 5)		9,717
TOTAL EXPENSES		1,999,025
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(130,222)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(357,580)
TOTAL WAIVERS AND REIMBURSEMENTS		(487,802)
Net expenses			1,511,223
Net investment income			3,950,891
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			47,475,049
Net realized gain on futures contracts			900,712
Net change in unrealized appreciation of investments			(52,832,688)
Net change in unrealized appreciation of futures contracts			(613,971)
Net realized and unrealized loss on investments and futures contracts			(5,070,898)
Change in net assets resulting from operations			$(1,120,007)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,950,891	$8,488,398
Net realized gain on investments and futures contracts	48,375,761	63,217,706
Net change in unrealized appreciation/depreciation of investments and futures contracts	(53,446,659)	(44,187,247)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,120,007)	27,518,857
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(180,473)	(271,598)
Class R Shares	(271,484)	(440,589)
Institutional Shares	(2,179,378)	(4,527,126)
Service Shares	(1,662,046)	(3,482,155)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(4,570,445)	(3,821,555)
Class R Shares	(5,000,250)	(4,346,398)
Institutional Shares	(28,096,200)	(26,937,382)
Service Shares	(23,642,955)	(25,795,741)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,603,231)	(69,622,544)
Share Transactions:
Proceeds from sale of shares	47,001,416	126,737,558
Net asset value of shares issued to shareholders in payment of distributions declared	60,241,972	64,432,717
Cost of shares redeemed	(121,594,257)	(206,801,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,350,869)	(15,631,512)
Change in net assets	(81,074,107)	(57,735,199)
Net Assets:
Beginning of period	561,376,415	619,111,614
End of period (including undistributed net investment income of $186,513 and $529,003, respectively)	$480,302,308	$561,376,415
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $487,802 are disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$18,946	$—
Class R Shares	69,959	(10,873)
Institutional Shares	77,504	(43,195)
Service Shares	95,439	(65,069)
TOTAL	$261,848	$(119,137)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$46,274
Service Shares	238,444
TOTAL	$284,718
For the six months ended April 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains
Semi-Annual Shareholder Report

or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $15,631,558. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well
Semi-Annual Shareholder Report

as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$26,804,264	$28,466,465
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(331,778)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six months ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$900,712

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(613,971)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	332,527	$4,616,253	655,380	$10,503,815
Shares issued to shareholders in payment of distributions declared	314,625	4,411,247	233,536	3,736,566
Shares redeemed	(607,758)	(8,493,603)	(621,583)	(9,951,236)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	39,394	$533,897	267,333	$4,289,145

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	469,230	$6,531,458	972,237	$15,752,227
Shares issued to shareholders in payment of distributions declared	352,044	4,983,685	283,985	4,582,072
Shares redeemed	(646,480)	(9,185,872)	(966,957)	(15,663,969)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	174,794	$2,329,271	289,265	$4,670,330

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,574,560	$21,989,606	4,006,051	$65,219,637
Shares issued to shareholders in payment of distributions declared	1,854,417	26,459,893	1,717,698	27,895,971
Shares redeemed	(4,385,522)	(62,290,860)	(5,134,327)	(83,638,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(956,545)	$(13,841,361)	589,422	$9,476,868

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	985,998	$13,864,099	2,183,543	$35,261,879
Shares issued to shareholders in payment of distributions declared	1,722,067	24,387,147	1,748,536	28,218,108
Shares redeemed	(2,925,268)	(41,623,922)	(6,020,146)	(97,547,842)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(217,203)	$(3,372,676)	(2,088,067)	$(34,067,855)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(959,560)	$(14,350,869)	(942,047)	$(15,631,512)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $205,160,605. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $302,673,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $304,893,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,219,364.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Manager voluntarily waived $120,037 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$139,249	$—
Class R Shares	104,906	—
Service Shares	288,295	(238,443)
TOTAL	$532,450	$(238,443)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $103,522 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $6,250 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $1,631 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Manager reimbursed $10,185. Transactions involving affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	6,779,623	16,422,181	23,201,804
Purchases/Additions	82,219,127	75,243,103	157,462,230
Sales/Reductions	(60,532,285)	(77,551,767)	(138,084,052)
Balance of Shares Held 4/30/2016	28,466,465	14,113,517	42,579,982
Value	$28,466,465	$14,113,517	$42,579,982
Dividend Income	$25,224	$23,667	$48,891
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$77,907,081
Sales	$151,571,257
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$998.40	$7.06
Class R Shares	$1,000	$1,000.60	$5.47
Institutional Shares	$1,000	$1,003.60	$1.74
Service Shares	$1,000	$1,002.10	$3.24
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.12
Class R Shares	$1,000	$1,019.39	$5.52
Institutional Shares	$1,000	$1,023.12	$1.76
Service Shares	$1,000	$1,021.63	$3.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016